12. Employee and Director Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 3,382	$ 2,923
Service cost	336	430
Interest cost	65	89
Benefits paid	(142)	(60)
Reversal of excess accrual	(60)	0
Benefit obligation at end of period	$ 3,581	$ 3,382